Deposits - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Aggregate amount of overdraft demand deposits reclassified to loans	$ 17	$ 27	$ 48
Aggregate amount of maturities for time deposits, period	5 years	5 years
Aggregate amount of maturities for time deposits, year one	$ 273,000	$ 276,400
Aggregate amount of maturities for time deposits, year two	125,000	86,400
Aggregate amount of maturities for time deposits, year three	22,300	26,300
Aggregate amount of maturities for time deposits, year four	8,900	8,500
Aggregate amount of maturities for time deposits, year five	$ 11,800	$ 10,500